Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
IFRS Statement [Line Items]
Net income	$ 1,582	$ 3,733
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	244	(257)
Reclassification to earnings of net loss/(gain)	1	(10)
Changes in allowance for credit losses recognized in earnings	(1)	(2)
Income taxes relating to:
Change in unrealized gain/(loss)	(73)	63
Reclassification to earnings of net loss/(gain)		1
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	171	(205)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	(2,365)	2,354
Reclassification to earnings of net loss/(gain)	(2)
Net gain/(loss) on hedges	842	(1,034)
Reclassification to earnings of net loss/(gain) on hedges	2
Income taxes relating to:
Net gain/(loss) on hedges	(517)	271
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	(2,040)	1,591
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	2,039	640
Reclassification to earnings of loss/(gain)	6	(1,452)
Income taxes relating to:
Change in gain/(loss)	(353)	(150)
Reclassification to earnings of loss/(gain)	33	356
Net change in gain/(loss) on derivatives designated as cash flow hedges	1,725	(606)
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	96	377
Income taxes	(44)	(99)
Remeasurement gain/(loss) on employee benefit plans	52	278
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	13	87
Income taxes	(4)	(23)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	9	64
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(243)	(16)
Income taxes	66	4
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(177)	(12)
Total other comprehensive income (loss)	(13)	713
Total comprehensive income (loss)	1,569	4,446
Attributable to:
Common shareholders	1,486	4,403
Preferred shareholders and other equity instrument holders	83	43
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ 247	$ (397)